LEASES - Changes in lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease Liabilities
Opening balance	R$ 5,893,194	R$ 5,191,760
Additions	982,680	964,519
Write-offs	(75,026)	(5,982)
Payments	(1,044,119)	(1,012,137)
Accrual of financial charges	612,042	560,619
Exchange rate variation	(186,241)	194,415
Closing balance	6,182,530	5,893,194
Current	672,174	623,282
Non-current	5,510,356	5,269,912
Leased Land | Biological assets
Lease Liabilities
Capitalized interest	R$ 178,429	R$ 132,685